Employe Benfits Plan - Summary of Life Expectation in Years of an Average Plan Participant (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Male employee retiring at age 65	22 years	21 years
Male employee age 40 retiring at age 65	23 years	23 years
Female employee retiring at age 65	23 years	23 years
Female employee age 40 retiring at age 65	25 years	24 years